Other long-term liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other long-term liabilities
Accrued unrecognized tax benefits & surcharge	¥ 44,470	$ 6,263	¥ 60,299
Lease deposit received from hospital	2,000	282	2,000
Convertible Note	20,000	2,818	20,000
Others	2,533	357	1,785
Other long-term liabilities	¥ 69,003	$ 9,719	¥ 84,084